Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Hedges:
(Losses)/gains taken to equity		$ 72	$ (104)	$ 10
Losses/(gains) transferred to the income statement		(39)	118	(15)
Others		0	0	0
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement		33	14	(5)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes		4	3	(13)
Income tax credit/(charge) relating to items that will not be reclassified to the income statement		4	3	(13)
Total income tax credit/(charge) relating to components of other comprehensive income	[1]	$ 37	$ 17	$ (18)

[1]	Included within total income tax relating to components of other comprehensive income is US$37 million relating to deferred taxes and US$ nil relating to current taxes (2025: US$17 million and US$ nil; 2024: US$(18) million and US$ nil).